SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 88.6%
532,000	iShares Core S&P 500 ETF(a)				$ 347,507,720
149,574	State Street Communication Services Select Sector SPDR ETF(a)				16,581,774
156,924	State Street Consumer Discretionary Select Sector SPDR ETF(a)				17,101,578
111,549	State Street Consumer Staples Select Sector SPDR ETF(a)				9,144,787
115,832	State Street Energy Select Sector SPDR ETF				7,095,868
440,480	State Street Financial Select Sector SPDR ETF(a)				21,746,498
114,442	State Street Health Care Select Sector SPDR ETF(a)				16,778,342
96,578	State Street Industrial Select Sector SPDR ETF(a)				15,619,560
70,422	State Street Materials Select Sector SPDR ETF				3,518,987
80,407	State Street Real Estate Select Sector SPDR ETF(a)				3,283,018
433,006	State Street Technology Select Sector SPDR ETF(a)				57,546,497
95,688	State Street Utilities Select Sector SPDR ETF				4,391,122
	TOTAL EXCHANGE-TRADED FUNDS (Cost $195,469,178)				520,315,751

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
2,974,819	First American Government Obligations Fund, Class X, 3.58% (Cost $2,974,819)(b)				2,974,819

Contracts(c)
	INDEX OPTIONS PURCHASED - 11.7%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 11.7%
405	S&P 500 Index	12/17/2027	$ 7,250	$ 264,405,060	$ 33,698,163
400	S&P 500 Index	12/17/2027	7,350	261,140,800	35,193,976
	TOTAL PUT OPTIONS PURCHASED (Cost - $54,442,586)				68,892,139

	TOTAL INVESTMENTS - 100.8% (Cost $252,886,583)				$ 592,182,709
	PUT OPTIONS WRITTEN - (0.8)% (Premiums received - $5,616,859)				(4,539,030)
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(d)				(207,212)
	NET ASSETS - 100.0%				$ 587,436,467

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.8)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.8)%
403	S&P 500 Index	05/15/2026	$ 6,150	$ 263,099,356	$ 3,344,709
200	S&P 500 Index	05/29/2026	5,860	130,570,400	1,194,321
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $5,616,859)				4,539,030

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2026, the total value of securities held as collateral is $404,803,403.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Rounds to less than 0.1%.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 87.3%
	EQUITY - 87.3%
72,000	iShares Core S&P 500 ETF(a)				$ 47,031,120
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,732,350)

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
1,092,821	First American Government Obligations Fund, Class X, 3.58% (Cost $1,092,821)(b)				1,092,821

Contracts(c)
	INDEX OPTIONS PURCHASED - 12.2%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 2.7%
39	S&P 500 Index	12/17/2027	$ 7,500.00	$ 25,461,228	$ 1,454,570
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,779,844)

	PUT OPTIONS PURCHASED - 9.5%
400	Cboe Volatility Index	04/15/2026	20.00	1,010,000	10,446
400	Cboe Volatility Index	04/15/2026	21.50	1,010,000	25,743
4	S&P 500 Index	12/17/2027	6,400.00	2,611,408	202,653
31	S&P 500 Index	12/17/2027	6,900.00	20,238,412	2,113,612
37	S&P 500 Index	12/17/2027	7,050.00	24,155,524	2,750,846
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,221,000)				5,103,300

	TOTAL INDEX OPTIONS PURCHASED (Cost - $6,000,844)				6,557,870

	TOTAL INVESTMENTS - 101.5% (Cost $32,826,015)				$ 54,681,811
	CALL OPTIONS WRITTEN - (1.1)% (Premiums received - $771,758)				(591,660)
	PUT OPTIONS WRITTEN - (0.7)% (Premiums received - $475,113)				(383,701)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				154,453
	NET ASSETS - 100.0%				$ 53,860,903

Contracts(c)
	WRITTEN INDEX OPTIONS - (1.8)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.1)%
400	Cboe Volatility Index	04/15/2026	$ 23.00	$ 1,010,000	$ 137,501
400	Cboe Volatility Index	04/15/2026	27.00	1,010,000	80,664

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts(c)
	WRITTEN INDEX OPTIONS - (1.8)% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.1)% (Continued)
39	S&P 500 Index	12/17/2027	$ 8,500.00	$ 25,461,228	$ 373,495
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $771,758)				591,660

	PUT OPTIONS WRITTEN - (0.7)%
34	S&P 500 Index	05/15/2026	6,150.00	22,196,968	282,184
17	S&P 500 Index	05/29/2026	5,860.00	11,098,484	101,517
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $475,113)				383,701

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $1,246,871)				$ 975,361

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2026, the total value of securities held as collateral is $32,007,290.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.